Inventories - Summary of Components of Inventories, Net (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
New equipment	$ 145.5	$ 92.8
Used equipment	34.3	25.2
Work in process	3.9	3.3
Parts	33.0	24.8
Inventory, Gross	216.7	146.1
Accumulated depreciation	(7.2)	(7.0)
Inventory reserve	(2.8)	(1.9)
Inventory, Net	$ 206.7	$ 137.2